AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 97.5%
Communication Services - 6.0%
Universal Music Group, N.V., ADR (Netherlands)	127,803	$1,051,819
The Walt Disney Co.	17,245	1,658,796

Total Communication Services		2,710,615
Consumer Discretionary - 11.2%
Amazon.com, Inc.*	4,909	1,333,186
Genuine Parts Co.	8,239	1,024,685
Lithia Motors, Inc.	4,260	1,641,889
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	10,247	1,122,456

Total Consumer Discretionary		5,122,216
Consumer Staples - 11.8%
BJ's Wholesale Club Holdings, Inc.*	21,532	2,105,399
The Kroger Co.	19,034	1,099,023
Sprouts Farmers Market, Inc.*	14,008	1,220,938
Unilever PLC, Sponsored ADR (United Kingdom)	15,186	962,944

Total Consumer Staples		5,388,304
Financials - 20.5%
American Express Co.	4,705	1,582,056
Berkshire Hathaway, Inc., Class B*	5,609	2,869,228
Fairfax Financial Holdings, Ltd. (Canada)	737	1,229,795
London Stock Exchange Group PLC, Sponsored ADR (United Kingdom)	38,523	1,085,193
The Progressive Corp.	6,996	1,479,094
Willis Towers Watson PLC (United Kingdom)	3,170	1,064,867

Total Financials		9,310,233
Health Care - 10.7%
The Cooper Cos., Inc.*	17,796	1,287,007
GE HealthCare Technologies, Inc.	13,796	938,404
Labcorp Holdings, Inc.	2,856	883,075
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	55,193	1,741,891

Total Health Care		4,850,377
	Shares	Value
Industrials - 14.1%
GXO Logistics, Inc.*	35,599	$1,785,646
McGrath RentCorp	15,652	1,802,328
Paycom Software, Inc.	7,775	1,274,789
StandardAero, Inc.*	53,543	1,569,345

Total Industrials		6,432,108
Information Technology - 4.8%
Microsoft Corp.	4,658	2,164,666
Materials - 11.2%
Amrize, Ltd.	30,187	1,476,446
AptarGroup, Inc.	13,633	1,826,277
CRH PLC (Ireland)	18,941	1,799,584

Total Materials		5,102,307
Real Estate - 3.7%
Mid-America Apartment Communities, Inc., REIT	12,867	1,702,819
Utilities - 3.5%
Constellation Energy Corp.	6,036	1,585,959

Total Common Stocks (Cost $38,631,671)		44,369,604

	Principal Amount
Short-Term Investments - 2.6%
Repurchase Agreements - 2.6%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $1,193,333 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $1,216,923)	$1,193,000	1,193,000

Total Short-Term Investments (Cost $1,193,000)		1,193,000
Total Investments - 100.1% (Cost $39,824,671)		45,562,604
Other Assets, less Liabilities - (0.1)%		(59,400)
Net Assets - 100.0%		$45,503,204

*	Non-income producing security.
[1]	Some of this security, amounting to $1,724,565 or 3.8% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$44,369,604	—	—	$44,369,604
Short-Term Investments
Repurchase Agreements	—	$1,193,000	—	1,193,000
Total Investments in Securities	$44,369,604	$1,193,000	—	$45,562,604

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,724,565	—	$1,802,976	$1,802,976
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.